Shareholder Report, Holdings (Details)	Nov. 30, 2025
C000244754 | 78464A854 | SPDR Portfolio S&P 500 ETF
Holdings [Line Items]
Percent of Net Asset Value	22.30%
C000244754 | 78464A409 | State Street SPDR Portfolio S&P 500 Growth ETF
Holdings [Line Items]
Percent of Net Asset Value	22.30%
C000244754 | 78464A649 | SPDR Portfolio Aggregate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000244754 | 46436E841 | iShares iBonds Dec 2027 Term Treasury ETF, USD Class
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000244754 | 46432F842 | iShares Core MSCI EAFE ETF
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000244754 | 46434G103 | iShares Core MSCI Emerging Markets ETF
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000244754 | Equities46432F842
Holdings [Line Items]
Percent of Total Investments	100.00%
C000244754 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	34.70%
C000244754 | Equity
Holdings [Line Items]
Percent of Net Asset Value	64.80%
C000244755 | 736508847 | Portland General Electric Company
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000244755 | 345370860 | Ford Motor Company
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000244755 | 375558103 | Gilead Sciences, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000244755 | 902973304 | US Bancorp
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000244755 | 281020107 | Edison International
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000244755 | 025537101 | American Electric Power Company, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000244755 | 89832Q109 | Truist Financial Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000244755 | 744320102 | Prudential Financial, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000244755 | 42250P103 | Healthpeak Properties, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000244755 | 25746U109 | Dominion Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000244755 | Consumer Staples02209S103
Holdings [Line Items]
Percent of Total Investments	100.00%
C000244755 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000244755 | Technology
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000244755 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000244755 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000244755 | Communications
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000244755 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000244755 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000244755 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000244755 | Financials
Holdings [Line Items]
Percent of Net Asset Value	20.90%
C000244755 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000244756 | 02079K305 | Alphabet, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000244756 | 02079K107 | Alphabet, Inc., Class C
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000244756 | 88160R101 | Tesla, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000244756 | 149123101 | Caterpillar, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000244756 | 517834107 | Las Vegas Sands Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000244756 | 30212P303 | Expedia Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000244756 | 038222105 | Applied Materials, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000244756 | 532457108 | Eli Lilly & Company
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000244756 | 037833100 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000244756 | 025816109 | American Express Company
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000244756 | Technology
Holdings [Line Items]
Percent of Net Asset Value	41.20%
C000244756 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000244756 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000244756 | Communications
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000244756 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000244756 | Financials
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000244756 | Communications02079K107
Holdings [Line Items]
Percent of Total Investments	100.00%
C000244756 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000244757 | 464287440 | iShares 7-10 Year Treasury Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000244757 | 464288661 | iShares 3-7 Year Treasury Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000244757 | 808524854 | Schwab Intermediate-Term U.S. Treasury ETF
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000244757 | 46436E148 | iShares iBonds Dec 2033 Term Treasury ETF
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000244757 | 46436E296 | iShares iBonds Dec 2032 Term Treasury ETF
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000244757 | 46436E460 | iShares iBonds Dec 2031 Term Treasury ETF
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000244757 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	99.40%
C000244757 | Fixed Income - Other464288661
Holdings [Line Items]
Percent of Total Investments	100.00%
C000244758 | 78467X109 | SPDR Dow Jones Industrial Average ETF
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000244758 | 464287200 | iShares Core S&P 500 ETF
Holdings [Line Items]
Percent of Net Asset Value	20.30%
C000244758 | 922908363 | Vanguard S&P 500 ETF
Holdings [Line Items]
Percent of Net Asset Value	20.30%
C000244758 | 46436E718 | iShares 0-3 Month Treasury Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000244758 | 78468R663 | SPDR Bloomberg 1-3 Month T-Bill ETF
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000244758 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	39.00%
C000244758 | Equity
Holdings [Line Items]
Percent of Net Asset Value	61.00%
C000244758 | Fixed Income - Other46436E718
Holdings [Line Items]
Percent of Total Investments	100.00%
C000244759 | 46436E718 | iShares 0-3 Month Treasury Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000244759 | 78468R663 | SPDR Bloomberg 1-3 Month T-Bill ETF
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000244759 | 46436E858 | iShares iBonds Dec 2026 Term Treasury ETF, USD Class
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000244759 | 78468R523 | SPDR Bloomberg 3-12 Month T-Bill ETF
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000244759 | 46138G888 | Invesco Short Term Treasury ETF
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000244759 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	99.50%
C000244759 | Fixed Income - Other46138G888
Holdings [Line Items]
Percent of Total Investments	100.00%
C000244760 | 58933Y105 | Merck & Company, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000244760 | 007903107 | Advanced Micro Devices, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000244760 | 883556102 | Thermo Fisher Scientific, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000244760 | 478160104 | Johnson & Johnson
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000244760 | 526057104 | Lennar Corporation, Class A
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000244760 | 060505104 | Bank of America Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000244760 | 110122108 | Bristol-Myers Squibb Company
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000244760 | 747525103 | QUALCOMM, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000244760 | 369550108 | General Dynamics Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000244760 | 34959J108 | Fortive Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000244760 | Technology
Holdings [Line Items]
Percent of Net Asset Value	22.80%
C000244760 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000244760 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000244760 | Communications
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000244760 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000244760 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000244760 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000244760 | Financials
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000244760 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000244760 | Technology00724F101
Holdings [Line Items]
Percent of Total Investments	100.00%
C000244761 | 46436E718 | iShares 0-3 Month Treasury Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000244761 | 78468R523 | SPDR Bloomberg 3-12 Month T-Bill ETF
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000244761 | 46654Q203 | JPMorgan Nasdaq Equity Premium Income ETF
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000244761 | 46641Q332 | JPMorgan Equity Premium Income ETF
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000244761 | 37954Y475 | Global X S&P 500 Covered Call ETF
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000244761 | 37954Y483 | Global X Nasdaq 100 Covered Call ETF
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000244761 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	39.00%
C000244761 | Equity
Holdings [Line Items]
Percent of Net Asset Value	61.30%
C000244761 | Equities37954Y483
Holdings [Line Items]
Percent of Total Investments	100.00%